Stockholders' Equity (Details) - Schedule of stock option plan	3 Months Ended		12 Months Ended
	Mar. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Schedule of stock option plan [Abstract]
Number of options outstanding at beginning of year	1,558,000	1,158,000
Weighted average exercise price options outstanding at beginning of year	1.74	2.24
Number of options granted		740,000	740,000	1,300,000
Weighted average exercise price granted (in Dollars per share) | $ / shares		$ 1.97	$ 1.97	$ 1.32
Number of options exercised		(60,000)	(60,000)	(1,198,000)
Weighted average exercise price exercised (in Dollars per share) | $ / shares		$ 1.35	$ 1.35	$ 1.97
Number of options forfeited	(818,000)	(280,000)	(280,000)	(111,000)
Weighted average exercise price forfeited (in Dollars per share) | $ / shares	$ 1.54	$ 1.41	$ 1.41	$ 2.81
Number of options outstanding at end of year	740,000	1,558,000	1,558,000
Weighted average exercise price options outstanding at end of year	1.97	1.74	1.74
Number of options exercisable at year end	402,500	1,118,000	1,118,000	1,138,000
Weighted average exercise price options exercisable at year end (in Dollars per share) | $ / shares	$ 1.69	$ 1.57	$ 1.57	$ 2.36